Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2016
Supplemental Cash Flow Information [Abstract]
Schedule of Cash Flow, Supplemental Disclosures

	Years Ended December 31,
(In millions)	2016	2015	2014

Cash paid for:
Interest	$20.1	18.6	22.9
Income taxes, net	64.3	45.4	68.6